SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 3,432,039	$ 10,353,708
Allowance for credit losses	(334,985)
Accounts receivable, net	$ 3,097,054	$ 10,353,708